Related party transactions (Details) - Board of Directors [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Nov. 28, 2018
Related party transactions (Details) [Line Items]
Total revenue from related party	$ 0.1	$ 1.0
Accounts receivable from related party	$ 0.0	$ 0.5
Dividend per common share (in Dollars per share)			$ 0.17
Dividends paid			$ 2.0